Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 – INCOME TAXES

The Company accounts for income taxes pursuant to the accounting standards that requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25%, on income reported in the statutory financial statements after appropriate tax adjustments. The PRC local government has provided various incentives to companies in order to encourage economic development. Such incentives include reduced tax rates and other measures. Hengjiu is not subject to any tax incentives. Hengchang Agriculture is considered an agricultural preliminary processor pursuant to the PRC tax code, allowing Hengchang Agriculture exempt from income tax.

The table below summarizes the reconciliation of the Company’s unaudited income tax provision (benefit) computed at the China statutory rate and the actual tax provision:

	Three Months Ended March 31,
	2012	2011
Income tax provision at China statutory rate of 25%	$244,244	$357,329
Permanent difference - China tax exemption	(227,831)	(357,329)
Total provision for income tax	$16,413	$-
Basic and diluted net income per share effect	$(0.02)	$(0.03)

NOTE 14 – INCOME TAXES

The Company accounts for income taxes pursuant to the accounting standards that requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carryforwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

Accordingly, the net deferred tax asset related to the U.S. net operating loss carryforward has been fully offset by a valuation allowance. The Company is governed by the Income Tax Law of the People’s Republic of China and the United States. In 2011 and 2010, under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. The PRC local government has provided various incentives to companies in order to encourage economic development. Such incentives include reduced tax rates and other measures. Hengjiu is not subject to any tax incentives. Hengchang Agriculture has a status as an agricultural preliminary processor pursuant to the PRC tax code, and Hengchang Agriculture is exempt from income tax. The Company’s wholly-owned subsidiaries, Shiny Gold was incorporated in the British Virgin Island and Heng Chang HK was incorporated in Hong Kong. Under the current laws of the British Virgin Island, Shiny Gold is not subject to income taxes. Heng Chang HK is generally subject to Hong Kong income tax on its taxable income derived from trade or businesses carried out in Hong Kong at 16.5% for the two years ended December 31, 2011. However, as Heng Chang HK has not generated any revenue or income, no provision for Hong Kong income tax has been made.

GSP-2, Inc. was incorporated in the United States and has incurred an aggregate net operating loss carryforwards of approximately $689,343 for income tax purposes through December 31, 2011, subject to the Internal Revenue Code Section 382, which places a limitation on the amount of taxable income that can be offset by net operating losses after a change in ownership.  The net operating loss carries forward for United States income taxes, and may be available to reduce future years’ taxable income. These carryforwards will expire, if not utilized, through 2111. Management believes that the realization of the benefits from these losses appears not more than likely due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit to reduce the asset to zero. Management will review this valuation allowance periodically and make adjustments as warranted.

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the China statutory rate and the actual tax provision:

	Years Ended December 31,
	2011	2010
Income tax provision at China statutory rate of 25%	$4,334,007	$3,085,006
Permanent difference - China tax exemption	(4,278,546)	(3,085,006)
Total provision for income tax	$55,461	$-
Basic net income per share effect	0.31	0.24
Diluted net income per share effect	$0.30	$0.24

The Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Deferred tax asset:
Net U.S. operating loss carryforwards	$689,343	$-
Total gross deferred tax asset	689,343	-
Less: valuation allowance	(689,343)	-
Net deferred tax asset	$-	$-